SUPPLEMENT DATED SEPTEMBER 16, 2005 TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                     USALLIANZ ADVANTAGE(R) VARIABLE ANNUITY
                    USALLIANZ OPPORTUNITY(R) VARIABLE ANNUITY
                USALLIANZ CHARTER(R) II NEW YORK VARIABLE ANNUITY
                DATED APRIL 29, 2005 AS SUPPLEMENTED MAY 4, 2005

                    USALLIANZ HIGH FIVE(R) L VARIABLE ANNUITY
                  USALLIANZ HIGH FIVE(R) BONUS VARIABLE ANNUITY
       DATED APRIL 29, 2005 AS SUPPLEMENTED APRIL 29, 2005 AND MAY 4, 2005

                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
       DATED APRIL 29, 2005 AS SUPPLEMENTED MAY 4, 2005 AND JULY 19, 2005

                     USALLIANZ HIGH FIVE(R) VARIABLE ANNUITY
              DATED APRIL 29, 2005 AS SUPPLEMENTED APRIL 29, 2005,
                         MAY 4, 2005 AND JULY 19, 2005

                                    ISSUED BY

 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY
                               VARIABLE ACCOUNT C

     THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

Effective September 16, 2005, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Capital, LLC ("OpCap") pursuant to which OpCap has been retained as the subadviser of the USAZ PEA Value Fund and the USAZ PEA Renaissance Fund, replacing PEA Capital, LLC as the subadviser. In addition, the following name changes are effective September 16, 2005:


   ------------------------------------------- ---------------------------------
   CURRENT NAME                                PREVIOUS NAME
   ------------------------------------------- ---------------------------------
   ------------------------------------------- ---------------------------------
   USAZ OCC Renaissance Fund                   USAZ PEA Renaissance Fund
   USAZ OCC Value Fund                         USAZ PEA Value Fund
   ------------------------------------------- ---------------------------------

                                                                  PRO-005-0405